Basis of Presentation	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Basis of Presentation

Note 2.       Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for reporting of interim financial information. Pursuant to such rules and regulations, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted. Accordingly, these statements do not include all the disclosures normally required by accounting principles generally accepted in the United States for annual financial statements and should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations contained in this report. The accompanying consolidated condensed balance sheet as of March 31, 2011 has been derived from our audited financial statements. The condensed consolidated statements of operations and cash flows for the three months and nine months ended December 31, 2011 are not necessarily indicative of the results of operations or cash flows to be expected for any future period or for the year ending March 31, 2012.

The accompanying unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction to our consolidated financial statements, including the notes thereto, appearing in our Annual Report on Form 10-K for the year ended March 31, 2011. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments necessary to present fairly the financial position and results of operations as of the dates and for the periods presented.

Effective October 27, 2011, the Company changed its name from H & H Imports, Inc. (“H&H”) to As Seen On TV, Inc.

On May 28, 2010, H&H completed an Agreement and Plan of Merger (the “Merger Agreement”) with TV Goods Holding Corporation, a Florida corporation (“TV Goods”) and the Company’s wholly owned subsidiary, TV Goods Acquisition, Inc. (“Acquisition Sub”), pursuant to which TV Goods merged with Acquisition Sub and continues its business as a wholly owned subsidiary of the Company. TVG is a wholly owned subsidiary of TV Goods (TV Goods and TVG sometimes collectively referred to in this report as “TV Goods”). Under the terms of the Merger Agreement, the TV Goods shareholders received shares of H&H common stock such that the TV Goods shareholders received approximately 98% of the total shares of H&H issued and outstanding following the merger. Due to the nominal assets and limited operations of H&H prior to the merger, the transaction was accorded reverse recapitalization accounting treatment under the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 805 whereby TV Goods became the accounting acquirer (legal acquiree) and H&H was treated as the accounting acquiree (legal acquirer). The historical financial records of the Company are those of the accounting acquirer adjusted to reflect the legal capital of the accounting acquiree. In connection with the recapitalization transaction, TV Goods paid $320,000 consideration in cash to the legal acquirer. As the transaction was treated as a recapitalization, no intangibles, including goodwill, were recognized. Concurrent with the effective date of the reverse recapitalization transaction, the Company adopted the fiscal year end of the accounting acquirer, March 31.

All share and per share information contained in this report gives retroactive effect to a 30 for 1 (30:1) forward stock split of our outstanding common stock effective March 17, 2010 and reverse recapitalization transaction completed May 28, 2010 and a 1 for 20 (1:20) reverse stock split effective October 27, 2011.

All inter-company account balances and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform with the current period presentation.

Note 2. Basis of Presentation and Restatement

Basis of Presentation and Restatement

Effective May 28, 2010, H&H completed an Agreement and Plan of Merger (the “Merger Agreement”) with TV Goods Holding Corporation, a Florida corporation (“TV Goods”) and the Company’s wholly owned subsidiary, TV Goods Acquisition, Inc. (“Acquisition Sub”), pursuant to which TV Goods merged with Acquisition Sub and continues its business as a wholly owned subsidiary of the Company. H&H is subject to the reporting requirements of the SEC and its common stock is quoted on the Over-the-Counter Market. Under the terms of the Merger Agreement, the TV Goods shareholders received shares of H&H common stock such that the TV Goods shareholders received approximately 98% of the total shares of H&H issued and outstanding following the merger. Due to the nominal assets and limited operations of H&H prior to the merger, the transaction was accorded reverse recapitalization accounting treatment under the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 805 whereby TV Goods became the accounting acquirer (legal acquiree) and H&H was treated as the accounting acquiree (legal acquirer). The historical financial records of the Company are those of the accounting acquirer adjusted to reflect the legal capital of the accounting acquiree. In connection with the recapitalization transaction, TV Goods paid $320,000 consideration in cash to the legal acquirer. As the transaction was treated as a recapitalization, no intangibles, including goodwill, were recognized. Concurrent with the effective date of the reverse recapitalization transaction, the Company adopted the fiscal year end of the accounting acquirer, March 31, 2010.

Effective October 27, 2011, the Company changed its name from H&H Imports, Inc. to As Seen On TV, Inc.

Due to the commencement of our principal operations at sufficient levels in market areas targeted by the Company, we ceased reporting as a Development Stage Enterprise, within the meaning of ASC 015, for our fiscal year ended March 31, 2011.

All share and per share information contained in this report gives retroactive effect to a 30 for 1 (30:1) stock split of our outstanding common stock effective March 17, 2010 and reverse recapitalization transaction completed May 28, 2010 and a 1-for-20 (1:20) reverse stock split effective October 27, 2011.

Restatement

As a result of the re-audit as of March 31, 2010 and for the period from inception (October 16, 2009) through March 31, 2010, the Company made certain adjustments to restate its Consolidated Balance Sheet and Consolidated Statement of Cash Flows to adjust certain Balance Sheet accounts as follows:

	As Previously Recorded	Adjustment	As Restated
Accounts Receivable	$55,830	$(50,000)	$5,830
Deferred Revenue	$136,450	$50,000	$86,450
Prepaid expenses and other current assets	$155,170	$(90,000)	$65,170
Investments	—	$90,000	$90,000

The Accounts Receivable was adjusted to reverse a transaction which did not occur prior to March 31, 2010. The reclassification from prepaid expenses to investments reflects the Company’s investment in Body Jac, LLC.